INTANGIBLE ASSETS (10K)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 7.	INTANGIBLE ASSETS

Intangible assets are composed of patents acquired in October, 2005.  Intangible assets, net consisted of the following at September 30, 2015 and December 31, 2014:

Intangible assets	September 30, 2015	December 31, 2014
Patent - Amlexanox (Aphthasol®)	$ 2,090,000	$ 2,090,000
Patent - Amlexanox (OraDisc™ A)	6,873,080	6,873,080
Patent - OraDisc™	73,000	73,000
Patent - Hydrogel nanoparticle aggregate	589,858	589,858
	9,625,938	9,625,938
Less: accumulated amortization	(6,785,634)	(6,430,249)
Intangible assets, net	$ 2,840,304	$ 3,195,689

Amortization expense for intangible assets was $119,763 and $119,763 for the three months ended September 30, 2015 and 2014, respectively, and was $355,385 and $355,385 for the nine months ended September 30, 2015 and 2014, respectively.

The future aggregate amortization expense for intangible assets, remaining as of September 30, 2015, is as follows:

Calendar Years	Future Amortization Expense
2015 (Three months)	$ 119,763
2016	476,450
2017	475,148
2018	475,148
2019	475,148
2020 & Beyond	818,647
Total	$ 2,840,304

NOTE 8.	INTANGIBLE ASSETS

Intangible assets are comprised of patents acquired in October 2005.  Intangible assets, net consisted of the following at December 31:

Intangible assets	2014	2013
Patent - Amlexanox (Aphthasol®)	$ 2,090,000	$ 2,090,000
Patent - Amlexanox (OraDisc™ A)	6,873,080	6,873,080
Patent - OraDisc™	73,000	73,000
Patent - Hydrogel nanoparticle aggregate	589,858	589,858
	9,625,938	9,625,938
Less: accumulated amortization	(6,430,249)	(5,955,101)
Intangible assets, net	$ 3,195,689	$ 3,670,837

We performed an evaluation of our intangible assets for purposes of determining possible impairment as of December 31, 2014.  Based upon recent market conditions and comparable market transactions for similar intangible assets, we determined that an income approach using a discounted cash flow model was an appropriate valuation methodology to determine each intangible asset’s fair value.  The income approach converts future amounts to a single present value amount (discounted cash flow model).  Our discounted cash flow models are highly reliant on various assumptions, including estimates of future cash flow (including long-term growth rates), discount rate, and expectations about variations in the amount and timing of cash flows and the probability of achieving the estimated cash flows, all of which we consider level 3 inputs for determination of fair value.  We believe we have appropriately reflected our best estimate of the assumptions that market participants would use in determining the fair value of our intangible assets at the measurement date.  Upon completion of the evaluation, the fair value of our intangible assets exceeded the recorded remaining book value.

Amortization expense for intangible assets was $475,148 and $475,148 for the years ended December 31, 2014 and 2013, respectively.  The future aggregate amortization expense for intangible assets, remaining as of December 31, 2014, is as follows:

Calendar Years	Future Amortization Expense
2015	$ 475,148
2016	476,450
2017	475,148
2018	475,148
2019	475,148
2020 & Beyond	818,647
Total	$ 3,195,689